EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings Loss Per Share) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	¥ (590,174)	¥ (147)	¥ 226,120
Net income (loss) for basic and diluted earnings per share	¥ (590,174)	¥ (147)	¥ 226,120
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	54,929,910	56,849,332	55,540,670
Dilutive effect of outstanding share options			3,464,591
Denominator for diluted earnings (loss) per share	54,929,910	56,849,332	59,005,261
Basic earnings (loss) per Class A and Class B ordinary share	¥ (10.744)	¥ (0.003)	¥ 4.071
Diluted earnings (loss) per Class A and Class B ordinary share	¥ (10.744)	¥ (0.003)	¥ 3.832